UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number: 811-03364

                             MAXIM SERIES FUND, INC.
               (Exact name of registrant as specified in charter)

             8515 E. Orchard Road, Greenwood Village, Colorado 80111
                    (Address of principal executive offices)

                                  W.T. McCallum
                      President and Chief Executive Officer
                   Great-West Life & Annuity Insurance Company
                              8515 E. Orchard Road
                        Greenwood Village, Colorado 80111
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (303) 737-3000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2003

ITEM 1. REPORTS TO STOCKHOLDERS



                             MAXIM SERIES FUND, INC.

                     Maxim Janus Large Cap Growth Portfolio

                                  Annual Report

                                December 31, 2003

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered and offer of the sale of any Portfolio of Maxim Series Fund, Inc. Such offering is made only by the prospectus(es) of Maxim Series Fund, Inc., which include details as to offering price and other information.

Maxim Janus Large Cap Growth Portfolio

For the inception period of May 1, 2003 through December 31, 2003, the Portfolio gained 16.34%. This return compares to a return of 21.72% over the same period for its benchmark, the S&P 500 Index. The period began with a brief rally that was quickly overcome by worries of a looming conflict with Iraq. Rising unemployment, a persistent lack of new jobs and soaring oil prices also were causes for concern. After hitting a trough in the months leading up to the war, both the market and consumer confidence bounced back sharply by the time the hostilities began in mid-March. Later, signs that the manufacturing sector was emerging from a two-year slump and a tax-cut-driven increase in consumer spending also helped to lift investors' spirits. But the health of the economy still was in doubt as job losses mounted. The Federal Reserve cut its benchmark federal funds rate to a 45-year low of 1% in an attempt to spur corporate investment and hiring. As the fiscal year came to a close, stocks added to their gains. The equity markets spent much of 2003 bidding up small-cap stocks while dismissing large-cap issues. As the Portfolio's charter demands investment in larger companies, short-term performance suffered slightly on a relative basis. The biggest sector contributor on an absolute basis was the information technology sector. The healthcare area was another solid contributor. Further aiding performance was the Portfolio's overweight position in both sectors, relative to the benchmark. No sectors generated negative returns on an absolute basis, although holdings in the energy group provided the smallest lift. The consumer staples sector was another laggard. Looking ahead, the prospects are genuinely optimistic. Investments have been made in some of the world's truly outstanding companies, each capable of experiencing real profit growth as the economy expands. The Portfolio continues to aim for 100% investment, although its management remains disciplined in refraining from a purchase until certain that a company is truly worthy of investment dollars.

            Maxim Janus Large Cap              S&P 500 Index
             Growth Portfolio

May-03             10000                        10000
Dec-03             11634                        12172.12


Maxim Janus Large Cap Growth Portfolio Total Return -
Since Inception:  16.34%

Portfolio Inception: 5/21/03

This graph, prepared in accordance with SEC regulations, compares a $10,000 investment in the Maxim Janus Large Cap Growth Portfolio, made at its inception, with the performance of the S&P 500 Index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

INDEPENDENT AUDITORS' REPORT

To the Shareholders and Board of Directors of Maxim Series Fund, Inc.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Janus Large Cap Growth Portfolio of the Maxim Series Fund, Inc. (the "Fund") as of December 31, 2003, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the period from May 21, 2003 (inception) to December 31, 2003. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Janus Large Cap Growth Portfolio of the Maxim Series Fund, Inc. as of December 31, 2003, the results of its operations, the changes in its net assets, and the financial highlights for the period from May 21, 2003 (inception) to December 31, 2003, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
Deloitte & Touche LLP
February 13, 2004

MAXIM SERIES FUND, INC.

Financial Statements and Financial Highlights for the Period May 21, 2003 (inception) to December 31, 2003

Maxim Janus Large Cap Growth Portfolio

MAXIM SERIES FUND, INC.

MAXIM JANUS LARGE CAP GROWTH PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2003

----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
ASSETS:
     Investments in securities, market value  (1)                              $        278,215,756
     Cash                                                                                    11,648
     Dividends receivable                                                                    91,275
     Subscriptions receivable                                                               555,289
                                                                                 -------------------
                                                                                 -------------------

     Total assets                                                                       278,873,968
                                                                                 -------------------
                                                                                 -------------------

LIABILITIES:

     Due to investment adviser                                                              233,633
     Redemptions payable                                                                    581,847
     Payable for investments purchased                                                   16,957,134
                                                                                 -------------------
                                                                                 -------------------

     Total liabilities                                                                   17,772,614
                                                                                 -------------------
                                                                                 -------------------

NET ASSETS                                                                     $        261,101,354
                                                                                 ===================
                                                                                 ===================

NET ASSETS REPRESENTED BY:
     Capital stock, $.10 par value                                             $          2,245,680
     Additional paid-in capital                                                         226,451,217
     Net unrealized appreciation on investments                                          34,228,991
     Accumulated net realized loss on investments                                        (1,824,534)
                                                                                 -------------------
                                                                                 -------------------

NET ASSETS                                                                     $        261,101,354
                                                                                 ===================
                                                                                 ===================

NET ASSET VALUE PER OUTSTANDING SHARE                                          $              11.63
                                                                                 ===================
                                                                                 ===================
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
     Authorized                                                                         150,000,000
     Outstanding                                                                         22,456,795

(1)  Cost of investments in securities:                                        $        243,986,765

See notes to financial statements.


MAXIM SERIES FUND, INC.

MAXIM JANUS LARGE CAP GROWTH PORTFOLIO
STATEMENT OF OPERATIONS
PERIOD FROM MAY 21, 2003 (INCEPTION) TO DECEMBER 31, 2003
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------

INVESTMENT INCOME:
     Interest                                                                $             259,989
     Dividends                                                                             911,563
                                                                               --------------------
                                                                               --------------------

     Total income                                                                        1,171,552
                                                                               --------------------
                                                                               --------------------

EXPENSES:

     Management fees                                                                     1,308,978
                                                                               --------------------
                                                                               --------------------

NET INVESTMENT LOSS                                                                       (137,426)
                                                                               --------------------
                                                                               --------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized loss on investments                                                   (1,824,534)
     Change in net unrealized appreciation on investments                               34,228,991
                                                                               --------------------
                                                                               --------------------

     Net realized and unrealized gain on investments                                    32,404,457
                                                                               --------------------
                                                                               --------------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                         $          32,267,031
                                                                               ====================
                                                                               ====================

See notes to financial statements.


MAXIM SERIES FUND, INC.

MAXIM JANUS LARGE CAP GROWTH PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
PERIOD FROM MAY 21, 2003 (INCEPTION) TO DECEMBER 31, 2003
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------


INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

     Net investment loss                                                      $       (137,426)
     Net realized loss on investments                                               (1,824,534)
     Change in net unrealized appreciation on investments                           34,228,991
                                                                                ---------------
                                                                                ---------------

     Net increase in net assets resulting from operations                           32,267,031
                                                                                ---------------
                                                                                ---------------

DISTRIBUTIONS TO SHAREHOLDERS:
     From net investment income                                                        (59,451)
                                                                                ---------------
                                                                                ---------------

SHARE TRANSACTIONS:
     Net proceeds from sales of shares                                             272,660,680
     Reinvestment of distributions                                                      59,451
     Redemptions of shares                                                         (43,826,357)
                                                                                ---------------
                                                                                ---------------

     Net increase in net assets resulting from share transactions                  228,893,774
                                                                                ---------------
                                                                                ---------------

     Total increase in net assets                                                  261,101,354

NET ASSETS:
     Beginning of period                                                                     0
                                                                                ---------------
                                                                                ---------------

     End of period  (1)                                                       $    261,101,354
                                                                                ===============
                                                                                ===============


OTHER INFORMATION:

SHARES:

     Sold                                                                           26,501,657
     Issued in reinvestment of distributions                                             5,789
     Redeemed                                                                       (4,050,651)
                                                                                ---------------
                                                                                ---------------

     Net increase                                                                   22,456,795
                                                                                ===============
                                                                                ===============

(1) Including undistributed net investment loss                               $


See notes to financial statements.


MAXIM SERIES FUND, INC.

MAXIM JANUS LARGE CAP GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Selected data for a share of capital stock of the portfolio for the period indicated is as follows:

                                                                            Period Ended December 31,
                                                                            ---------------
                                                                            ---------------
                                                                                2003 +

                                                                            ---------------
                                                                            ---------------


Net Asset Value, Beginning of Period                                      $          10.00

Income from Investment Operations

Net investment loss                                                                   0.00
Net realized and unrealized gain                                                      1.63
                                                                            ---------------
                                                                            ---------------

Total Income From Investment Operations                                               1.63
                                                                            ---------------
                                                                            ---------------

Less Distributions

From net investment income ~                                                         (0.00)
                                                                            ---------------
                                                                            ---------------

Total Distributions                                                                  (0.00)
                                                                            ---------------
                                                                            ---------------

Net Asset Value, End of Period                                            $          11.63
                                                                            ===============
                                                                            ===============


Total Return                                                                        16.34% o

Net Assets, End of Period ($000)                                          $        261,101

Ratio of Expenses to Average Net Assets                                              1.05% *

Ratio of Net Investment Loss to Average Net Assets                                  (0.11%)*

Portfolio Turnover Rate                                                             22.23% o


 + The portfolio commenced operations on May 21, 2003.

 ~ The distribution from net investment income was less than $0.01 per share.

 o Based on operations for the period shown and, accordingly, are not representative of a full year.

 *  Annualized

See notes to financial statements.

MAXIM SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2003

--------------------------------------------------------------------------------
1. ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES

      Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of thirty-four portfolios. Interests in the Maxim Janus Large Cap Growth Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The Portfolio commenced operations on May 21, 2003. The investment objective of the Portfolio is to seek long-term capital growth. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is currently offered only as an investment option for the Maxim Profile Portfolios.

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

      Security Valuation

      Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost. Equity securities are valued at the last sale price as of the close of business of the exchange or valuation time. The Portfolio utilizes the "NASDAQ Official Closing Price" for securities principally traded on the NASDAQ National Market System. Fixed income and other securities are valued by independent pricing services approved by the Board of Directors. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

      Dividends

      Dividends from net investment income of the Portfolio are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

      Security Transactions

      Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on the basis of first-in, first-out method (FIFO).

      Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

      Federal Income Taxes

      The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders; therefore, no federal income or excise tax provision is required.

      Classification of Distributions to Shareholders

      The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

2. INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES

      The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 1.05% of the average daily net assets of the Portfolio. The management fee encompasses fund operation expenses.

      Greenwood Investments, LLC, a wholly-owned subsidiary of GWL&A, is the principal underwriter to distribute and market the Portfolio. Financial Administrative Services Corporation, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.

      As of December 31, 2003, there were 39 funds for which the Directors served as Directors or Trustees, thirty-four of which were Portfolios of the Fund. The total compensation paid to the independent directors with respect to all funds for which they serve as Directors or Trustees was $78,750 for the year ended December 31, 2003. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

3. PURCHASES & SALES OF INVESTMENT SECURITIES

      For the period ended December 31, 2003, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $261,269,079 and $37,669,614, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.

4. UNREALIZED APPRECIATION (DEPRECIATION)

      At December 31, 2003, the U.S. Federal income tax cost basis was $243,986,765. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $35,316,031 and gross depreciation of securities in which there was an excess of tax cost over value of $1,087,040, resulting in net appreciation of $34,228,991.

5. DISTRIBUTIONS TO SHAREHOLDERS

      The tax character of distributions paid during the period ended December 31, 2003 was from ordinary income in the amount of $59,451.

      As of December 31, 2003, the components of distributable earnings on a tax basis were as follows:

     Undistributed ordinary income                                                         0


     Undistributed capital gains                                                           0

                                                                                 ------------
                                                                                 ------------
     Net accumulated earnings                                                              0

                                                                                 ------------
                                                                                 ------------

     Net unrealized appreciation on investments                                   34,228,991

     Capital loss carryforwards (expiring in 2011)                               (1,488,196)

     Post-October losses                                                           (336,338)

                                                                                 ------------
                                                                                 ------------
     Total accumulated gain on investments                                        32,404,457
                                                                                 ============


      Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. The differences between book basis and tax basis are primarily due to tax deferral of losses on wash sales and capital loss carryforwards. For the year ended December 31, 2003 the Portfolio reclassified $196,877 from paid-in capital to undistributed net investment income. This adjustment has no impact on net assets or the results of operations. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

6. TAX INFORMATION (unaudited)

      Dividends paid by the Portfolio from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the period ended December 31, 2003, 0% qualifies for the dividend received deduction available to the Portfolio's corporate shareholders.

The Maxim Series Fund

Maxim Janus Large Cap Growth Portfolio

COMMON STOCK

AIR FREIGHT --- 1.32%
     48,945 United Parcel Service Inc Class B                          3,648,850
                                                                      $3,648,850

AUTO PARTS & EQUIPMENT --- 1.49%
     50,905 Advance Auto Parts Inc*                                    4,143,667
                                                                      $4,143,667

BANKS --- 8.19%

    145,870 Bank of America Corp                                      11,732,324
     42,900 Fifth Third Bancorp                                        2,535,390
    144,670 Wells Fargo & Co                                           8,519,616
                                                                     $22,787,330

BIOTECHNOLOGY --- 6.16%

    129,320 Genentech Inc*                                            12,100,472
     72,085 Invitrogen Corp*                                           5,045,950
                                                                     $17,146,422

BROADCAST/MEDIA --- 2.42%

    198,255 EchoStar Communications Corp Class A*                      6,740,670
                                                                      $6,740,670

COMPUTER HARDWARE & SYSTEMS --- 2.70%
    351,640 Apple Computer Inc*                                        7,514,547
                                                                      $7,514,547

COMPUTER SOFTWARE & SERVICES --- 16.93%
    240,505 Cisco Systems Inc*                                         5,841,866
    236,700 Electronic Arts Inc*                                      11,309,526
    454,590 Microsoft Corp                                            12,519,407
     96,470 Symantec Corp*                                             3,342,686
     83,140 Synopsys Inc*                                              2,806,806
     80,415 Yahoo! Inc*                                                3,632,346
    118,260 eBay Inc*                                                  7,638,413
                                                                     $47,091,050

CONGLOMERATES --- 2.14%

     69,995 3M Co                                                      5,951,675
                                                                      $5,951,675

ELECTRONICS - SEMICONDUCTOR --- 9.51%
    420,590 Applied Materials Inc*                                     9,442,246
    139,540 KLA-Tencor Corp*                                           8,186,812
    149,330 NVIDIA Corp*                                               3,471,923
    182,200 Texas Instruments Inc                                      5,353,036
                                                                     $26,454,017

HEALTH CARE RELATED --- 9.80%
    137,950 Aetna Inc                                                  9,322,661
     33,015 Anthem Inc*                                                2,476,125
    243,245 United Health Group Inc                                   14,151,994
     13,515 Wellpoint Health Networks Inc*                             1,310,820
                                                                     $27,261,600

HOUSEHOLD GOODS --- 3.85%
    103,255 Energizer Holdings Inc*                                    3,878,258
     68,535 Procter & Gamble Co                                        6,845,276
                                                                     $10,723,534

INSURANCE RELATED --- 2.87%
    121,920 Allstate Corp                                              5,244,998
        971 Berkshire Hathaway Inc Class B*                            2,733,365
                                                                      $7,978,363

INVESTMENT BANK/BROKERAGE FIRM --- 3.28%
     92,500 Goldman Sachs Group Inc                                    9,132,525
                                                                      $9,132,525

LEISURE & ENTERTAINMENT --- 1.79%
    276,375 Time Warner Inc*                                           4,971,986
                                                                      $4,971,986

OIL & GAS --- 1.45%
     61,755 Murphy Oil Corp                                            4,033,219
                                                                      $4,033,219

PERSONAL LOANS --- 2.20%
    162,600 SLM Corp                                                   6,126,768
                                                                      $6,126,768

PHARMACEUTICALS --- 1.86%

     83,675 Forest Laboratories Inc*                                   5,171,115
                                                                      $5,171,115

RESTAURANTS --- 0.38%

     24,165 Outback Steakhouse Inc                                     1,068,335
                                                                      $1,068,335

RETAIL --- 4.35%

    111,745 Amazon.com Inc*                                            5,882,257
     98,175 Dollar Tree Stores Inc*                                    2,951,141
     72,815 Kohl's Corp*                                               3,272,306
                                                                     $12,105,704

SHOES --- 2.23%

     90,720 NIKE Inc Class B                                           6,210,691
                                                                      $6,210,691

TELEPHONE & TELECOMMUNICATIONS --- 7.10%
    391,725 Nextel Communications Inc*                                10,991,804
    161,050 Nokia OYJ sponsored ADR                                    2,737,850
    240,090 Vodafone Group PLC sponsored ADR                           6,011,854
                                                                     $19,741,508

TOTAL COMMON STOCK --- 92.02%                                       $256,003,576
(Cost $221,774,585)

SHORT-TERM INVESTMENTS

  1,100,000 Fannie Mae                                                 1,099,124
               1.077%, January 28, 2004
  5,600,000 Fannie Mae                                                 5,599,857
               1.004%, January 2, 2004
 13,014,000 Federal Home Loan Bank                                    13,013,765
               .659%, January 2, 2004
  2,500,000 Freddie Mac                                                2,499,434
               1.034%, January  9, 2004

TOTAL SHORT-TERM INVESTMENTS --- 7.98%                               $22,212,180
(Cost $22,212,180)

TOTAL MAXIM JANUS LARGE CAP GROWTH PORTFOLIO --- 100%               $278,215,756
(Cost $243,986,765)

Legend

* Non-income Producing Security
ADR - American Depository Receipt
See Notes to Financial Statements.

FUND DIRECTORS AND OFFICERS
(UNAUDITED)

The Fund is organized under Maryland law, and is governed by the Board of Directors. The Board is responsible for overall management of the Fund's business affairs. The Directors meet at least four times during the year to, among other things, oversee the Fund's activities, review contractual arrangements with companies that provide services to the Fund, and review performance. The following table provides information about each of the Directors and officers of the Fund.

---------------------------------------------------------------------------------------------------
                             INDEPENDENT* DIRECTORS
---------------------------------------------------------------------------------------------------
--------------- ------------ ------------- ----------------------------- --------- ----------------
Name, address   Position(s)    Term of       Principal Occupation(s)     Number         Other
   and age       Held with      Office         during Past 5 Years       of         Directorships
                   Fund       (Length of                                 Portfolios    Held by
                             Time Served)                                in Fund       Director
                                                                         Complex
                                                                         Overseen
                                                                              by
                                                                         Director
--------------- ------------ ------------- ----------------------------- ---------- ---------------
--------------- ------------ ------------- ----------------------------- ---------- ---------------
Rex Jennings     Director    March 22,     President Emeritus, Denver       39      Trustee,
(78)                         1988 to       Metro Chamber of Commerce                Orchard
                             present                                                Series Fund,
                                                                                    Committee
                                                                                    Member,
                                                                                    Great-West
                                                                                    Variable
                                                                                    Annuity
                                                                                    Account A
--------------- ------------ ------------- ----------------------------- ---------- ---------------
--------------- ------------ ------------- ----------------------------- ---------- ---------------
Richard P.       Director    April 30,     Retired Educator                 39      Trustee,
Koeppe (71)                  1987 to                                                Orchard
                             present                                                Series Fund,
                                                                                    Committee
                                                                                    Member,
                                                                                    Great-West
                                                                                    Variable
                                                                                    Annuity
                                                                                    Account A
--------------- ------------ ------------- ----------------------------- ---------- ---------------
--------------- ------------ ------------- ----------------------------- ---------- ---------------
Sanford          Director    March 19,     Attorney, Firm of Zisman,        39      Trustee,
Zisman (63)                  1982 to       Ingraham and Daniel, P.C.                Orchard
                             present                                                Series Fund,
                                                                                    Committee
                                                                                    Member,
                                                                                    Great-West
                                                                                    Variable
                                                                                    Annuity
                                                                                    Account A;
                                                                                    Jones
                                                                                    Intercable,
                                                                                    Inc.
--------------- ------------ ------------- ----------------------------- ---------- ---------------

---------------------------------------------------------------------------------------------------
                       INTERESTED* DIRECTORS AND OFFICERS
---------------------------------------------------------------------------------------------------
--------------- ------------ -------------- ----------------------------
Name, address   Position(s)     Term of       Principal Occupation(s)    Number         Other
   and age       Held with      Office          during Past 5 Years      of         Directorships
                   Fund       (Length of                                 Portfolios    Held by
                             Time Served)                                in Fund       Director
                                                                         Complex
                                                                         Overseen
                                                                              by
                                                                         Director

--------------- ------------ -------------- ---------------------------- ---------- ---------------
--------------- ------------ -------------- ---------------------------- ---------- ---------------
*William T.      Director    June 1, 2000   President and Chief             39      Trustee,
McCallum (61)       and      to present     Executive Officer of                    Orchard
                 President                  Great-West Life & Annuity               Series Fund,
                                            Insurance Company;                      Committee
                                            President and Chief                     Member,
                                            Executive Officer, United               Great-West
                                            States Operations, The                  Variable
                                            Great-West Life Assurance               Annuity
                                            Company (1990 to present);              Account A;
                                            Co-President and Chief                  Director,
                                            Executive Officer of                    Great-West
                                            Great-West Lifeco Inc.;                 Lifeco Inc.,
                                            President and Chief                     Great-West
                                            Executive Officer of GWL&A              Life &
                                            Financial Inc.; President               Annuity
                                            and Chief Executive                     Insurance
                                            Officer of First                        Company,
                                            Great-West Life & Annuity               First
                                            Insurance Company                       Great-West
                                                                                    Life &
                                                                                    Annuity
                                                                                    Insurance
                                                                                    Company, and
                                                                                    GWL&A
                                                                                    Financial Inc.
--------------- ------------ -------------- ---------------------------- ---------- ---------------
--------------- ------------ -------------- ---------------------------- ---------- ---------------
*Mitchell        Director    June 1, 2000   Executive Vice President        39      Trustee,
T.G. Graye                   to present     and Chief Financial                     Orchard
(48)                                        Officer of Great-West Life              Series Fund,
                                            & Annuity Insurance                     Committee
                                            Company; Executive Vice                 Member,
                                            President and Chief                     Great-West
                                            Financial Officer, United               Variable
                                            States Operations, The                  Annuity
                                            Great-West Life Assurance               Account A,
                                            Company; Executive Vice                 Manager, GW
                                            President and Chief                     Capital
                                            Operating Officer, One                  Management,
                                            Benefits, Inc.; Executive               LLC and
                                            Vice President and Chief                Orchard
                                            Financial Officer of GWL&A              Capital
                                            Financial Inc.; President,              Management,
                                            GW Capital Management, LLC              LLC,
                                            and Orchard Capital                     Director,
                                            Management, LLC; Executive              Orchard Trust
                                            Vice President, Orchard                 Company and
                                            Trust Company                           Financial
                                                                                    Administrative
                                                                                    Services
                                                                                    Corporation
--------------- ------------ -------------- ---------------------------- ---------- ---------------
--------------- ------------ -------------- ---------------------------- ---------- ---------------
*Graham          Treasurer   November 29,   Senior Vice President,          39        Director,
McDonald (57)                2001 to        Corporate Finance and                     Greenwood
                             present        Investment Operations;                   Investments,
                                            Treasurer, GW Capital                        LLC
                                            Management, LLC, Orchard
                                            Capital Management, LLC,
                                            Orchard Series Fund and
                                            Great-West Variable
                                            Annuity Account A;
                                            President, Greenwood
                                            Investments, LLC

--------------- ------------ -------------- ---------------------------- ---------- ---------------
--------------- ------------ -------------- ---------------------------- ---------- ---------------
*Beverly A.      Secretary   April 10,      Vice President and              39           None
Byrne (48)                   1997 to        Counsel, U.S. Operations,
                             present        The Great-West Life
                                            Assurance Company and
                                            Orchard Trust Company;
                                            Vice President, Counsel
                                            and Associate Secretary,
                                            Great-West Life & Annuity
                                            Insurance Company, GWL&A
                                            Financial Inc., First
                                            Great-West Life & Annuity
                                            Insurance Company; Canada
                                            Life Insurance Company of
                                            America, Vice President,
                                            Counsel and Secretary,
                                            Financial Administrative
                                            Services Corporation and
                                            EMJAY Corporation;
                                            Secretary, GW Capital
                                            Management, LLC, One
                                            Orchard Equities, Inc.
                                            Greenwood Investments,
                                            LLC, GWFS Equities, Inc.,
                                            Canada Life of America
                                            Financial Services, Inc.,
                                            Great-West Retirement
                                            Services, Inc., Advised
                                            Assets Group, LLC,
                                            Great-West Variable
                                            Annuity Account A, and
                                            Orchard Series Fund
--------------- ------------ -------------- ---------------------------- ---------- ---------------
*   Refers to a Director or officer who is an "interested person" of the Fund
    (as defined in the Investment Company Act of 1940, as amended) by virtue of their affiliation with either the Fund or MCM. A Director who is not an
    "interested person" of the Fund is referred to as an "Independent Director."

Additional information about the Fund and its Directors is available in the Fund's Statement of Additional Information, which can be obtained free of charge upon request to: Mr. Aaron Knode, 8515 East Orchard Road, Greenwood
Village, Colorado 80111; (800) 537-2033, ext. 75332.

Maxim Series Fund, Inc. Special Meeting of Shareholders
(UNAUDITED)

A Special Meeting of Shareholders was held on November 21, 2003 at 8525 East Orchard Road, Greenwood Village, Colorado for the following purposes:

To approve a Plan of Liquidation and Dissolution pursuant to which the assets of the Maxim Bond, Maxim Founders Growth & Income, Maxim Index European, Maxim Index Pacific, Maxim INVESCO Balanced and Maxim Index 400 Portfolios will be liquidated, known liabilities satisfied and remaining proceeds distributed to shareholders.

The votes cast in these matters for the Maxim Bond Portfolio were:

          For:     3,053,643.035
          Against:   164,968.872
          Abstain*:  281,333.733

The votes cast in these matters for the Maxim Founders Growth & Income Portfolio were:

          For:     2,720,734.263
          Against:   176,429.544
          Abstain*:  205,606.093

The votes cast in these matters for the Maxim Index 400 Portfolio were:

          For:     1,260,058.150
          Against:       691.401
          Abstain*:  113,111.388

The votes cast in these matters for the Maxim Index European Portfolio were:

          For:     3,119,484.261
          Against:   120,142.966
          Abstain*:   78,258.307

The votes cast in these matters for the Maxim Index Pacific Portfolio were:

          For:     4,083,924.838
          Against:    71,219.851
          Abstain*:  178,495.262

The votes cast in these matters for the Maxim INVESCO Balanced Portfolio were:

          For:     8,019,630.619
          Against: 1,257,297.651
          Abstain*:  321,478.820

*All Abstain votes are treated as `present' for purposes of achieving a quorum and in determining the votes cast on the proposals, but not as having voted FOR the proposals (and therefore have the effect of a vote against).

ITEM 2. CODE OF ETHICS

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

(b) For purposes of this item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

    (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

    (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

    (3) Compliance with applicable governmental laws, rules, and regulations;

    (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

    (5) Accountability for adherence to the code.

(c) During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d) During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Mr. Sanford Zisman is the audit committee financial expert and is "independent," pursuant to general instructions on Form N-CSR Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $241,600.00 for fiscal year 2002 and $247,600.00 for fiscal year 2003.

(b) Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item were: $26,640.00 for fiscal year 2002 and $44,400.00 for fiscal year 2003. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits.

(c) Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $112,735.00 for fiscal year 2002 and $97,555.00 for fiscal year 2003. The nature of the services comprising the fees disclosed under this category involved tax return preparation, spillover dividend assistance, reconciliation of book capital accounts, and dividend assistance.

(d) All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e) (1) Audit Committee's Pre-Approval Policies and Procedures.

        Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to the Fund by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for the Fund if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for the Fund that is responsible for the financial reporting or operations of the Fund was employed by those auditors and participated in any capacity in an audit of the Fund during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.

        Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to the Fund by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)(1) provided that the Fund's auditors will not provide the following non-audit services to the Fund:
        (a) bookkeeping or other services related to the accounting records or financial statements of the Fund; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.(2)

        Pre-approval with respect to Non-Fund Entities. The Audit Committee must pre-approve any

--------

(1) No pre-approval is required as to non-audit services provided to the Fund if: (a) the aggregate amount of all non-audit services provided to the Fund constitute not more than 5% of the total amount of revenues paid by the Fund to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

(2) With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client's financial statements.




        non-audit   services  that  relate  directly  to  the  operations  and financial reporting of the Fund (except those within applicable de minimis statutory or regulatory exceptions)(3) to be provided by the Fund's auditors to (a) the Fund's investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund.(4) The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.

        Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee's members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.

(e) (2) 100% of the services described pursuant to paragraphs (b) through
        (d) of this Item 4 of Form N-CSR were approved by the audit committee, and no such services were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable.

(g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2002 equaled $527,000.00, and for fiscal year 2003 equaled $1,035,850.00.

(h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
    (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

--------

(3) For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to the Fund, the Fund's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

(4) No pre-approval is required by the Audit Committee as to non-audit services provided to any Fund sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with the Fund's primary investment adviser.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Mr. Sanford Zisman, Chairman; Mr. Richard P. Koeppe; and Mr. Rex Jennings comprise the separately designated standing audit committee pursuant to general instructions on Form N-CSR Item 5.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES

(a) The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and Communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS

(a) (1) Code of Ethics required by Item 2 of Form N-CSR is filed herewith.

    (2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:     /s/ W. T. McCallum
        ------------------------
        W. T. McCallum President

Date:   February 25, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ W. T. McCallum
        ------------------------
        W. T. McCallum President

Date:   February 25, 2004

By:     /s/ G. R. McDonald
        ------------------------
        G. R. McDonald Treasurer

Date:   February 25, 2004